Impairment Charges / (Reversals) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges and reversals on non-financial assets and receivables	€ 109	€ 46	€ 4
Impairment charges non financial assets value of business acquired and deferred policy acquisition costs	76
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 46
Capital Injections [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on financial assets	10
Software [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets other than goodwill	€ 9